TRADE RECEIVABLES, NET (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other receivables [abstract]
Schedule of Trade Receivables
	As of six months ended June 30, 2025 (Unaudited)	As of December 31, 2024
	$	$
Trade receivables
Trade receivables from IFM services	6,760,038	3,979,175
Trade receivables from manpower outsourcing services	4,177,009	4,298,937
Trade receivables from other services	920,275	-
Subtotal:	11,857,322	8,278,112
Allowance for expected credit losses	(66,561)	(62,425)
Trade receivables, net	11,790,761	8,215,687

Schedule of the Carrying Amount of Trade Receivables

The following information shows the carrying amount of trade receivables at the reporting date that have been transferred but have not been derecognized and the associated liabilities.

	As of six months ended June 30, 2025 (Unaudited)	As of December 31, 2024
	$	$
Carrying amount of trade receivables transferred to an agent	6,161,399	3,308,037
Carrying amount of associated liabilities	3,978,394	2,397,078